Notes to the Consolidated Financial Statements Notes to the Consolidated Financial Statements - Narrative (Details)	6 Months Ended
Jun. 30, 2020 business_unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business units	2